Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details)	6 Months Ended
Jun. 30, 2019 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning balance	¥ 96,936,855
Issuance of Redeemable non-controlling interests, net of issuance costs	27,483,649
Foreign exchange impacts	767,115
Accretion on convertible redeemable preferred shares to redemption value	5,293,586
Ending balance	¥ 130,481,205